UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number   811-07705
                                                     ------------

                               Phoenix Asset Trust
     ----------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
     ----------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

            Kevin J. Carr, Esq.
      Vice President, Chief Legal Officer,          John H. Beers, Esq.
   Counsel and Secretary for Registrant          Vice President and Counsel
    Phoenix Life Insurance Company             Phoenix Life Insurance Company
            One American Row                          One American Row
         Hartford, CT 06103-2899                  Hartford, CT 06103-2899
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                           ---------------

                      Date of fiscal year end:  December 31
                                               -------------

                  Date of reporting period:   September 30, 2007
                                            ----------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.


Phoenix Rising Dividends Fund


                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2007
                                   (UNAUDITED)



                                                     SHARES       VALUE
                                                   ---------- --------------

DOMESTIC COMMON STOCKS--98.9%

APPAREL, ACCESSORIES & LUXURY GOODS--1.3%
VF Corp.(b)                                            8,400   $    678,300

DISTRIBUTORS--1.4%
Genuine Parts Co.                                     15,200        760,000

DIVERSIFIED BANKS--4.1%
Comerica, Inc.                                        13,600        697,408
U.S. Bancorp                                          21,900        712,407
Wells Fargo & Co.(b)                                  21,500        765,830
                                                               ------------
                                                                  2,175,645
                                                               ------------

DIVERSIFIED CHEMICALS--1.3%
PPG Industries, Inc.                                   9,500        717,725

DIVERSIFIED REITS--1.4%
Washington Real Estate Investment Trust(b)            21,900        726,642

ELECTRIC UTILITIES--4.1%
FPL Group, Inc.                                       12,200        742,736
Pinnacle West Capital Corp.                           18,900        746,739
Progress Energy, Inc.                                 15,100        707,435
                                                               ------------
                                                                  2,196,910
                                                               ------------

GAS UTILITIES--9.8%
Atmos Energy Corp.                                    25,400        719,328
National Fuel Gas Co.(b)                              16,600        777,046
New Jersey Resources Corp.(b)                         15,600        773,604
Northwest Natural Gas Co.(b)                          16,200        740,340
Piedmont Natural Gas Co.(b)                           28,400        712,556
UGI Corp.                                             28,300        735,234
WGL Holdings, Inc.(b)                                 22,100        748,969
                                                               ------------
                                                                  5,207,077
                                                               ------------

HEALTH CARE SUPPLIES--1.4%
Arrow International, Inc.                             16,500        750,585

HOME FURNISHINGS--1.2%
Leggett & Platt, Inc.(b)                              34,700        664,852

HOUSEHOLD PRODUCTS--1.4%
Kimberly-Clark Corp.(b)                               10,600        744,756

INDUSTRIAL CONGLOMERATES--2.9%
3M Co.                                                 8,000        748,640



                                                     SHARES       VALUE
                                                   ---------- --------------

INDUSTRIAL CONGLOMERATES--(CONTINUED)
General Electric Co.                                  18,600   $    770,040
                                                               ------------
                                                                  1,518,680
                                                               ------------

INDUSTRIAL MACHINERY--1.2%
Briggs & Stratton Corp.(b)                            26,000        654,680

INDUSTRIAL REITS--1.3%
First Industrial Realty Trust, Inc.(b)                18,500        719,095

INSURANCE BROKERS--1.3%
Gallagher (Arthur J.) & Co.(b)                        24,700        715,559

INTEGRATED OIL & GAS--1.4%
Chevron Corp.                                          7,800        729,924

INTEGRATED TELECOMMUNICATION SERVICES--1.3%
AT&T, Inc.                                            16,900        715,039

MULTI-UTILITIES--5.7%
Black Hills Corp.(b)                                  17,700        726,054
Consolidated Edison, Inc.                             16,500        763,950
Integrys Energy Group, Inc.(b)                        14,700        753,081
Vectren Corp.(b)                                      28,500        777,765
                                                               ------------
                                                                  3,020,850
                                                               ------------

OFFICE REITS--1.3%
Lexington Realty Trust                                35,000        700,350

OFFICE SERVICES & SUPPLIES--1.4%
Pitney Bowes, Inc.                                    16,000        726,720

OTHER DIVERSIFIED FINANCIAL SERVICES--2.8%
Bank of America Corp.                                 15,200        764,104
Citigroup, Inc.                                       15,400        718,718
                                                               ------------
                                                                  1,482,822
                                                               ------------

PACKAGED FOODS & MEATS--1.3%
Lancaster Colony Corp.(b)                             18,700        713,779

PAPER PACKAGING--2.4%
Bemis Co., Inc.(b)                                    23,500        684,085
Sonoco Products Co.                                   19,300        582,474
                                                               ------------
                                                                  1,266,559
                                                               ------------

PHARMACEUTICALS--4.2%
Lilly (Eli) & Co.                                     13,100        745,783
Merck & Co., Inc.                                     14,400        744,336

Phoenix Rising Dividends Fund


                                                     SHARES       VALUE
                                                   ---------- --------------

PHARMACEUTICALS--(CONTINUED)
Pfizer, Inc.                                          30,300   $    740,229
                                                               ------------
                                                                  2,230,348
                                                               ------------

PROPERTY & CASUALTY INSURANCE--2.8%
Commerce Group, Inc. (The)(b)                         25,100        739,697
Mercury General Corp.(b)                              14,000        755,020
                                                               ------------
                                                                  1,494,717
                                                               ------------

PUBLISHING--1.2%
New York Times Co. (The) Class A(b)                   31,900        630,344

REGIONAL BANKS--20.0%
BB&T Corp.(b)                                         17,700        714,903
Fifth Third Bancorp                                   19,600        664,048
First Horizon National Corp.(b)                       22,400        597,184
FirstMerit Corp.(b)                                   38,500        760,760
Fulton Financial Corp.(b)                             50,800        730,504
KeyCorp                                               20,600        665,998
National City Corp.(b)                                24,200        607,178
Old National Bancorp(b)                               44,000        729,080
Park National Corp.(b)                                 8,500        741,200
Popular, Inc.(b)                                      52,800        648,384
Provident Bankshares Corp.(b)                         24,800        776,984
Susquehanna Bancshares, Inc.(b)                       36,500        733,650
TCF Financial Corp.                                   29,200        764,456
Valley National Bancorp(b)                            33,905        752,013
Whitney Holding Corp.                                 28,200        743,916
                                                               ------------
                                                                 10,630,258
                                                               ------------

RESIDENTIAL REITS--1.4%
Home Properties, Inc.                                 13,900        725,302

RETAIL REITS--2.7%
Developers Diversified Realty Corp.                   13,200        737,484
National Retail Properties, Inc.                      29,700        724,086
                                                               ------------
                                                                  1,461,570
                                                               ------------

SOFT DRINKS--1.4%
Coca-Cola Co. (The)                                   12,600        724,122

SPECIALIZED REITS--2.7%
HPC, Inc.(b)                                          22,300        739,691
Sovran Self Storage, Inc.                             15,500        710,520
                                                               ------------
                                                                  1,450,211
                                                               ------------


                                                     SHARES       VALUE
                                                   ---------- --------------

SPECIALTY CHEMICALS--2.8%
Rohm & Haas Co.                                       13,000   $    723,710
RPM International, Inc.                               31,200        747,240
                                                               ------------
                                                                  1,470,950
                                                               ------------

THRIFTS & MORTGAGE FINANCE--6.6%
Astoria Financial Corp.                               28,000        742,840
Corus Bankshares, Inc.(b)                             44,000        572,880
Municipal Mortgage & Equity LLC(b)                    32,600        740,346
Washington Federal, Inc.                              30,000        787,800
Washington Mutual, Inc.(b)                            18,700        660,297
                                                               ------------
                                                                  3,504,163
                                                               ------------

TOBACCO--1.4%
Altria Group, Inc.                                    11,100        771,783
---------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $54,165,582)                                    52,680,317
---------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.9%
(IDENTIFIED COST $54,165,582)                                    52,680,317
                                                               ------------


                                                      SHARES       VALUE
                                                   ---------- --------------

SHORT-TERM INVESTMENTS--20.9%

MONEY MARKET MUTUAL FUNDS--20.9%
State Street Navigator Prime Plus (5.08%
  seven-day effective yield)(c)                   11,133,509     11,133,509
---------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $11,133,509)                                    11,133,509
---------------------------------------------------------------------------

TOTAL INVESTMENTS--119.8%
(IDENTIFIED COST $65,299,091)                                    63,813,826(a)

Other assets and liabilities, net--(19.8)%                      (10,534,590)
                                                               ------------
NET ASSETS--100.0%                                             $ 53,279,236
                                                               ============


REIT (Real Estate Investment Trust)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.


(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $2,309,398 and gross depreciation of $3,843,526 for federal income tax purposes. At September 30, 2007, the aggregate cost of securities for federal income tax purposes was $65,347,954.
(b) All or a portion of security is on loan.
(c) Represents security purchased with cash collateral received for securities on loan.

Phoenix Small-Mid Cap Fund


                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2007
                                   (UNAUDITED)



                                                     SHARES       VALUE
                                                   ---------- --------------

DOMESTIC COMMON STOCKS--96.1%

APPLICATION SOFTWARE--5.4%
Jack Henry & Associates, Inc.(c)                     187,815   $  4,856,896

ASSET MANAGEMENT & CUSTODY BANKS--3.4%
Eaton Vance Corp.(c)                                  78,000      3,116,880

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--4.8%
Copart, Inc.(b)                                      126,100      4,336,579

ELECTRONIC EQUIPMENT MANUFACTURERS--3.3%
Mettler-Toledo International, Inc.(b)                 29,000      2,958,000

ENVIRONMENTAL & FACILITIES SERVICES--3.5%
Stericycle, Inc.(b)(c)                                55,200      3,155,232

HEALTH CARE SERVICES--5.5%
Pediatrix Medical Group, Inc.(b)(c)                   75,500      4,939,210

HEALTH CARE SUPPLIES--4.0%
Immucor, Inc.(b)                                     100,000      3,575,000

HOMEFURNISHING RETAIL--2.5%
Rent-A-Center, Inc.(b)(c)                            125,850      2,281,661

HOUSEHOLD PRODUCTS--3.6%
Church & Dwight Co., Inc.(c)                          69,500      3,269,280

INDUSTRIAL CONGLOMERATES--3.9%
Teleflex, Inc.                                        45,610      3,553,931

INDUSTRIAL MACHINERY--3.4%
Donaldson Co., Inc.(c)                                73,200      3,056,832

INSURANCE BROKERS--4.3%
Brown & Brown, Inc.(c)                               148,600      3,908,180

INTEGRATED TELECOMMUNICATION SERVICES--3.4%
NeuStar, Inc. Class A(b)(c)                           90,000      3,086,100

IT CONSULTING & OTHER SERVICES--2.0%
SRA International, Inc. Class A(b)(c)                 64,200      1,802,736

OFFICE ELECTRONICS--1.5%
Zebra Technologies Corp. Class A(b)(c)                36,300      1,324,587

OFFICE SERVICES & SUPPLIES--2.9%
Mine Safety Appliances Co.(c)                         56,000      2,638,160

OIL & GAS EQUIPMENT & SERVICES--5.1%
Exterran Holdings, Inc.(b)(c)                         57,200      4,595,448



                                                     SHARES       VALUE
                                                   ---------- --------------

OIL & GAS REFINING & MARKETING--5.3%
World Fuel Services Corp.(c)                         118,000   $  4,815,580

PAPER PACKAGING--3.3%
Bemis Co., Inc.(c)                                   102,800      2,992,508

PROPERTY & CASUALTY INSURANCE--5.0%
Philadelphia Consolidated Holding Co.(b)(c)          110,000      4,547,400

REGIONAL BANKS--5.1%
UCBH Holdings, Inc.(c)                               261,000      4,562,280

REINSURANCE--4.6%
Reinsurance Group of America, Inc.(c)                 72,900      4,132,701

SEMICONDUCTORS--3.9%
Microchip Technology, Inc.                            96,000      3,486,720

SPECIALIZED CONSUMER SERVICES--3.1%
Regis Corp.(c)                                        88,000      2,808,080

SPECIALTY CHEMICALS--3.3%
Valspar Corp. (The)(c)                               109,040      2,966,978
---------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $64,901,495)                                    86,766,959
---------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--96.1%
(IDENTIFIED COST $64,901,495)                                    86,766,959
                                                               ------------

SHORT-TERM INVESTMENTS--25.5%

MONEY MARKET MUTUAL FUNDS--21.5%
State Street Navigator Prime Plus (5.30%
  seven-day effective yield)(d)                   19,420,085     19,420,085


                                                  PAR VALUE
                                                    (000)          VALUE
                                                  ----------  --------------

COMMERCIAL PAPER(e)--4.0%
UBS Finance Delaware LLC 4.75%, 10/1/07              $ 3,580   $  3,579,055
---------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $22,999,140)                                    22,999,140
---------------------------------------------------------------------------

TOTAL INVESTMENTS--121.6%
(IDENTIFIED COST $87,900,635)                                   109,766,099(a)

Other assets and liabilities, net--(21.6)%                      (19,523,772)
                                                               ------------
NET ASSETS--100.0%                                             $ 90,242,327
                                                               ============

Phoenix Small-Mid Cap Fund








(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $23,574,039 and gross depreciation of $1,708,575 for federal income tax purposes. At September 30, 2007, the aggregate cost of securities for federal income tax purposes was $87,900,635.
(b) Non-income producing.
(c) All or a portion of security is on loan.
(d) Represents security purchased with cash collateral received for securities on loan.
(e) The rate shown is the discount rate.

PHOENIX ASSET TRUST
NOTES TO SCHEDULES OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)


          The following is a summary of significant accounting policies consistently followed by the Phoenix Asset Trust in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates.


     A. SECURITY VALUATION

          Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

          Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which in determining value utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

          As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

          Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

          Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

          In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

     NOTE 2--MERGER

          The Board of Trustees of the Phoenix Asset Trust, on behalf of the Phoenix Rising Dividends Fund, has unanimously approved the merger of the Phoenix Rising Dividends Fund with and into the Phoenix Growth & Income Fund, a series of the Phoenix Equity Series Fund. The merger will be effective on or about November 16, 2007.



Other information regarding the Fund is available in the Fund's most recent Report to Shareholders

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               Phoenix Asset Trust
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date                       November 20, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date                       November 20, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley, Chief Financial Officer
                           and Treasurer
                           (principal financial officer)

Date                       November 20, 2007
    ----------------------------------------------------------------------------


 * Print the name and title of each signing officer under his or her signature.